Accounts Receivable - Schedule of Accounts Receivable is Net of Allowance for Expected Credit Losses (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Receivable is Net of Allowance for Expected Credit Losses [Abstract]
Accounts receivable	$ 21,551,378	$ 15,796,423	$ 17,351,398
Less: allowance for expected credit losses			(867,865)
Accounts receivable, net	$ 21,551,378	$ 15,796,423	$ 16,483,533